Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2019
Transactions with non-controlling interests
Transactions with non-controlling interests

32          Transactions with non‑controlling interests

During the year ended 31 December 2017, 2018 and 2019, the Group completed the following transactions with non‑interesting interests and the impact are as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2017	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Huizhou Pengai Aesthetic Medical Hospital Co. Ltd. (“Huizhou Pengai”) (Note a)	(308)	(982)	(1,290)
Disposal of interests in a subsidiary without loss of control:
— Changsha Pengai Aesthetic Medical Clinic Co. Ltd. ("Changsha Pengai") (Note b)	426	(6)	420

	118	(988)	(870)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2018	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Huizhou Pengai (Note c)	410	(590)	(180)
— Chongqing Pengai Aesthetic Medical Clinic Co., Ltd. ("Chongqing Pengai") (Note d)	(3,820)	(2,430)	(6,250)
Disposal of interests in a subsidiary without loss of control:
— Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. ("Pengai Xiuqi") (Note e)	—	1,320	1,320
— Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd. ("Guangzhou Pengai") (Note f)	681	1,199	1,880
— Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. ("Hangzhou Pengai") (Note g)	(350)	2,809	2,459
	(3,079)	2,308	(771)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2019	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Guangzhou Pengai (Note h)	(1,946)	(1,062)	(3,008)
— Hangzhou Pengai (Note i)	(2,389)	(2,517)	(4,906)
— Chongqing Pengai (Note j)	(867)	(383)	(1,250)
— Changsha Pengai (Note k)	(539)	(511)	(1,050)
Disposal of interests in a subsidiary without loss of control:
— Guangzhou Pengai (Note l)	642	298	940
— Nanchang Pengai Aesthetic Medical Clinic Co., Ltd. (" Nanchang Pengai") (Note m)	(161)	1,111	950
— Yantai Pengai Jiayan Cosmetic Surgery Hospital Co.,Ltd. ("Yantai Pengai Jiayan") (Note n)	12	488	500
	(5,248)	(2,576)	(7,824)

(a)	Acquisition of additional interest in Huizhou Pengai

2017
RMB’000

Carrying amount of non-controlling interests acquired	982
Consideration paid to non-controlling interests	(1,290)
Excess of consideration paid to non-controlling interest recognised within equity	(308)

On 31 July 2017 and 30 September 2017, the Group purchased additional 1% and 4% equity interest respectively of Huizhou Pengai at consideration of RMB150,000 and RMB1,140,000 respectively which resulted in an increase in the Group’s equity interest in Huizhou Pengai from 57.5% to 62.5%.

(b)	Disposal of interest in Changsha Pengai without loss of control

2017
RMB’000

Carrying amount of non-controlling interests disposed of	6
Less: consideration received from non-controlling interest	420
Gain on disposal within equity	426

On 30 November 2017, the Group disposed 4% equity interest in Changsha Pengai at a total consideration of RMB420,000 which resulted in a decrease in the Group’s equity interest in Changsha Pengai from 83% to 79%.

(c)	Acquisition of additional interest in Huizhou Pengai

2018
RMB’000
Carrying amount of non-controlling interests acquired	590
Consideration paid to non-controlling interests	(180)
Gain on acquisition within equity	410

On 24 July 2018, the Group purchased additional 3% equity interest of Huizhou Pengai at consideration of RMB180,000 which resulted in an increase in the Group’s equity interest in Huizhou Pengai from 62.5% to 65.5%.

(d)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000
Carrying amount of non‑controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non‑controlling interest recognised within equity	(3,820)

On 1 January 2018 and 27 August 2018, the Group purchased additional 15% and 10% equity interest respectively of Chongqing Pengai at consideration of RMB3,750,000 and RMB2,500,000 respectively which resulted in an increase in the Group’s equity interest in Chongqing Pengai from 70% to 95%.

(e)	Disposal of interest in Pengai Xiuqi without loss of control

2018
RMB’000
Carrying amount of non‑controlling interests disposed of	(1,320)
Less: consideration received from non‑controlling interest	1,320
Gain on disposal within equity	—

On 10 October 2018 and 17 December 2018, the Group disposed 8% and 3% equity interest respectively in Pengai Xiuqi at a total consideration of RMB960,000 and RMB360,000 respectively which resulted in a decrease in the Group’s equity interest in Pengai Xiuqi from 100% to 89%.

(f)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

On 1 February 2018, the Group disposed 10% equity interest in Guangzhou Pengai at a total consideration of RMB1,880,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 95% to 85%.

(g)	Disposal of interest in Hangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non‑controlling interests disposed of	(2,809)
Less: consideration received from non‑controlling interest	2,459
Gain on disposal within equity	(350)

On 31 August 2018, the Group disposed 20% equity interest in Hagnzhou Pengai at a total consideration of RMB2,459,000 which resulted in a decrease in the Group’s equity interest in Hagnzhou Pengai from 100% to 80%.

(h)	Acquisition of interest in Guangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	1,946
Consideration paid to non-controlling interests	(3,008)
Excess of consideration paid to non-controlling interest recognised within equity	(1,062)

On 24 June 2019 and 18 December 2019, the Group purchased additional 11% and 5% equity interest of Guagnzhou Pengai at consideration of RMB2,068,000 and RMB940,000 which resulted in an increase in the Group’s equity interest in Guangzhou Pengai from 85% to 96% and from 91% to 96%, respectively.

(i)Acquisition of interest in Hangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	2,389
Consideration paid to non-controlling interests	(4,906)
Excess of consideration paid to non-controlling interest recognised within equity	(2,517)

On 12 June 2019, the Group purchased additional 20% equity interest of Hangzhou Pengai at consideration of RMB4,906,000 which resulted in an increase in the Group’s equity interest in Hangzhou Pengai from 80% to 100%.

(j)Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

On 28 May 2019, the Group purchased additional 5% equity interest of Chongqing Pengai at consideration of RMB1,250,000 which resulted in an increase in the Group’s equity interest in Chongqing Pengai from 95% to 100%.

(k)Acquisition of interest in Changsha Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	539
Consideration paid to non-controlling interests	(1,050)
Excess of consideration paid to non-controlling interest recognised within equity	(511)

On 10 December 2019, the Group purchased additional 10% equity interest of Changsha Pengai at consideration of RMB1,050,000 which resulted in an increase in the Group’s equity interest in Changsha Pengai from 79% to 89%.

(l)Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

On 24 June 2019, the Group disposed 5% equity interest in Guangzhou Pengai at a total consideration of RMB940,000 which resulted in a decrease in the Group’s equity interest in Guangzhou Pengai from 96% to 91%.

(m)Disposal of interest in Nanchang Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	161
Less: consideration received from non-controlling interest	950
Gain on disposal within equity	1,111

On 1 June 2019, the Group disposed 19% equity interest in Nanchang Pengai at a total consideration of RMB950,000 which resulted in a decrease in the Group’s equity interest in Nanchang Pengai from 70% to 51%.

(n)Disposal of interest in Yantai Pengai Jiayan without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(12)
Less: consideration received from non-controlling interest	500
Gain on disposal within equity	488

On 16 May 2019, the Group disposed 5% equity interest in Yantai Pengai Jiayan at a total consideration of RMB500,000 which resulted in a decrease in the Group’s equity interest in Yantai Pengai Jiayan from 94% to 89%.